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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 06/30/2011
                                               ----------

Check here if Amendment: |_|; Amendment Number:
                                               ---------

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: PAR Capital Management, Inc.

Address: One International Place, Suite 2401
         Boston, MA 02110



Form 13F File Number: 28-06766
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Steven M. Smith
Title: Chief Operating Officer and General Counsel
Phone: 617-526-8990


Signature, Place, and Date of Signing:

   Steven M. Smith	          Boston, MA			 8/15/11
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                        ---------------

Form 13F Information Table Entry Total:       64
                                        ---------------

Form 13F Information Table Value Total: $  2,468,747
                                        ---------------
                                          (thousands)


List of Other Included Managers: None





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                                                     FORM 13F INFORMATION TABLE

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

As of June 30, 2011                               Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.
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         ITEM 1:           ITEM 2:   ITEM 3:     ITEM 4:        ITEM 5:            ITEM 6:        ITEM 7:           ITEM 8:
                                                               SHARES OF    INVESTMENT DISCRETION          VOTING AUTHORITY (SHARES)
                            TITLE     CUSIP       FAIR      PRINCIPAL  SHR/  (A)    (B)     (C)   MANAGERS     (A)       (B)    (C)
     NAME OF ISSUER          OF      NUMBER      MARKET       AMOUNT   PRN/ SOLE  SHARED  SHARED-             SOLE     SHARED  NONE
                            CLASS                 VALUE                PUT/                OTHER
                                                                       CALL
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Alaska Air Group          Common    011659109    28,497,981    416,272 SHR  SOLE                               416,272
Allegiant Travel  Co      Common    01748X102    25,376,967    512,666 SHR  SOLE                               512,666
Ameristar Casinos, Inc.   Common    03070Q101    61,397,946  2,589,538 SHR  SOLE                             2,589,538
AMR Corp                  Common    001765106    82,698,251 15,314,491 SHR  SOLE                            15,314,491
Apple Computer Inc.       Common    037833100    17,790,510     53,000 SHR  SOLE                                53,000
ARM Holdings PLC          Spons ADR 042068106    48,686,062  1,712,489 SHR  SOLE                             1,712,489
Atlas Air Worldwide Hldgs Common    049164205     9,712,806    163,213 SHR  SOLE                               163,213
Avis Budget Group Inc     Common    053774105   133,890,528  7,834,437 SHR  SOLE                             7,834,437
Bally Technologies        Common    05874B107    28,565,496    702,200 SHR  SOLE                               702,200
BGC Partners              Class A   05541T101    11,774,120  1,523,172 SHR  SOLE                             1,523,172
Boyd Gaming               Common    103304101    31,462,358  3,616,363 SHR  SOLE                             3,616,363
Churchill Downs           Common    171484108    35,347,228    784,100 SHR  SOLE                               784,100
Dollar Thrifty Automotive Common    256743105   141,344,832  1,916,800 SHR  SOLE                             1,916,800
Expedia Inc               Common    30212P105   172,818,087  5,961,300 SHR  SOLE                             5,961,300
Fedex Corp                Common    31428X106     4,884,775     51,500 SHR  SOLE                                51,500
First Marblehead Corp     Common    320771108     1,062,000    600,000 SHR  SOLE                               600,000
Full House Resorts Inc    Common    359678109     2,520,000    800,000 SHR  SOLE                               800,000
Gastar Exploration Ltd    Common    367299203     2,645,045    771,150 SHR  SOLE                               771,150
General Maritime Corp     Common    Y2693R101       977,211    723,860 SHR  SOLE                               723,860
General Motors            Common    37045V100     7,545,978    248,550 SHR  SOLE                               248,550
Genesee & Wyoming Inc     Class A   371559105     9,170,240    156,382 SHR  SOLE                               156,382
Hertz Global Holdings     Common    42805T105    19,332,312  1,217,400 SHR  SOLE                             1,217,400
Intercontinental Hotels   Spons ADR 45857P301     5,925,490    286,671 SHR  SOLE                               286,671
Interval Leisure Group    Common    46113M108     3,802,192    277,735 SHR  SOLE                               277,735
Isle of Capri Casinos     Common    464592104    16,821,638  1,900,750 SHR  SOLE                             1,900,750
JetBlue Airways Corp      Common    477143101    30,322,533  4,970,907 SHR  SOLE                             4,970,907
Kansas City Southern      Common    485170302     4,239,603     71,458 SHR  SOLE                                71,458
Knight Transportation Inc Common    499064103       339,800     20,000 SHR  SOLE                                20,000
Lakes Entertainment Inc   Common    51206P109     2,894,791  1,315,814 SHR  SOLE                             1,315,814
LAM Research Corp         Common    512807108    26,125,200    590,000 SHR  SOLE                               590,000
Las Vegas Sands Corp      Common    517834107    14,773,500    350,000 SHR  SOLE                               350,000
Lodgenet Entertainment    Common    540211109     8,635,500  2,850,000 SHR  SOLE                             2,850,000
Majesco Entertainment Co  Common    560690208       604,000    200,000 SHR  SOLE                               200,000
MarineMax Inc             Common    567908108     5,604,814    639,819 SHR  SOLE                               639,819
Marten Transport LTD      Common    573075108     6,146,777    284,573 SHR  SOLE                               284,573
Medcath Corporation       Common    58404W109    22,178,540  1,631,975 SHR  SOLE                             1,631,975
Melco Crown Entertainment Spons ADR 585464100    15,626,585  1,223,695 SHR  SOLE                             1,223,695
Mosys Inc                 Common    619718109     2,984,250    519,000 SHR  SOLE                               519,000
MTR Gaming Group Inc      Common    553769100     4,026,006  1,328,715 SHR  SOLE                             1,328,715
Multimedia Games Hldg Co  Common    625453105     1,863,999    409,670 SHR  SOLE                               409,670
Nintendo Co Ltd           Spons ADR 654445303     1,982,830     85,100 SHR  SOLE                                85,100
Ohio Art Co               Common    677143109       133,650     40,500 SHR  SOLE                                40,500
Old Dominion Freight Line Common    679580100     4,087,632    109,588 SHR  SOLE                               109,588
Oracle Corp               Common    68389X105    21,424,410    651,000 SHR  SOLE                               651,000
Orbitz Worldwide Inc      Common    68557K109    61,266,684 24,605,094 SHR  SOLE                            24,605,094
Penn National Gaming      Common    707569109    87,561,923  2,170,598 SHR  SOLE                             2,170,598
Pharmerica Corp           Common    71714F104     2,552,000    200,000 SHR  SOLE                               200,000
Pinnacle Entertainment    Common    723456109    42,746,431  2,868,888 SHR  SOLE                             2,868,888
Plains Expl & Product     Common    726505100    13,655,728    358,230 SHR  SOLE                               358,230
Pozen Inc                 Common    73941U102     9,944,416  2,367,718 SHR  SOLE                             2,367,718
Priceline.com             Common    741503403   422,809,642    825,913 SHR  SOLE                               825,913
Pure Cycle Corp           Common    746228303    12,290,676  4,000,871 SHR  SOLE                             4,000,871
Realnetworks Inc.         Common    75605L104     5,355,000  1,575,000 SHR  SOLE                             1,575,000
Republic Airways Hlgs     Common    760276105       954,954    174,900 SHR  SOLE                               174,900
Southwest Airlines        Common    844741108   147,416,018 12,908,583 SHR  SOLE                            12,908,583
Spirit Airlines Inc       Common    848577102     6,201,828    517,250 SHR  SOLE                               517,250
Swift Transportation      Class A   87074U101     1,333,483     98,412 SHR  SOLE                                98,412
United Continental Hldgs  Common    910047109   251,431,837 11,110,554 SHR  SOLE                            11,110,554
United Rentals Inc.       Common    911363109    18,160,746    714,990 SHR  SOLE                               714,990
UnitedHealth Group Inc    Common    91324P102   285,474,668  5,534,600 SHR  SOLE                             5,534,600
Webzen Inc                Spons ADR 94846M102       527,800    267,919 SHR  SOLE                               267,919
Wellpoint Inc.            Common    94973V107     7,877,000    100,000 SHR  SOLE                               100,000
Whiting Petroleum Corp    Common    966387102       853,650     15,000 SHR  SOLE                                15,000
WMS Industries            Common    929297109    12,288,000    400,000 SHR  SOLE                               400,000